Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2019	2018	2019	2018	2019	2018	2019	2018
Assets
Cash equivalents	$49,038	$118,948	$—	$—	$—	$—	$49,038	$118,948
Short-term Investments	25	—	—	—	—	—	25	—
Derivatives	—	—	58,107	55,463	—	—	58,107	55,463
Total Assets	$49,063	$118,948	$58,107	$55,463	$—	$—	$107,170	$174,411
Liabilities
Derivatives	$—	—	14,037	$14,203	$—	$—	14,037	14,203
Total Liabilities	$—	$—	$14,037	$14,203	$—	$—	$14,037	$14,203